Goodwill (Tables)	12 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in the carrying amount of goodwill

Changes in the carrying amount of goodwill by segment for the years ended March 31, 2024 and 2025 were as follows:

		Alibaba		Cainiao		Hujing
	Taobao	International		Smart		Digital
	and	Digital	Cloud	Logistics	Local	Media and	Innovation
	Tmall	Commerce	Intelligence	Network	Services	Entertainment	Initiatives
	Group	Group	Group	Limited	Group	Group	and others	All others	Total
	(in millions of RMB)
Balance as of March 31, 2023	174,956	18,151	3,490	16,437	20,292	30,825	3,940	—	268,091
Transfer due to segment changes	(9,937)	—	—	—	—	(10,734)	(3,940)	24,611	—
Additions	33	1,470	124	—	155	—	—	—	1,782
Deconsolidations	(107)	—	—	—	—	—	—	(7)	(114)
Impairment	—	—	—	—	—	(8,490)	—	(2,031)	(10,521)
Foreign currency translation adjustments	—	412	24	5	—	—	—	—	441
Balance as of March 31, 2024	164,945	20,033	3,638	16,442	20,447	11,601	—	22,573	259,679
Additions	—	—	84	3,942	—	726	—	147	4,899
Deconsolidations	—	—	—	—	—	—	—	(2,957)	(2,957)
Impairment	—	—	—	—	—	(4,296)	—	(1,875)	(6,171)
Foreign currency translation adjustments	—	44	6	1	—	—	—	—	51
Balance as of March 31, 2025	164,945	20,077	3,728	20,385	20,447	8,031	—	17,888	255,501